Issued capital and reserves & Shareholders of Global Blue	6 Months Ended
Sep. 30, 2023
Disclosure of Issued Capital And Reserves [Abstract]
Issued capital and reserves & Shareholders of Global Blue	Issued capital and reserves & Shareholders of Global Blue Group Holding AG
Number of shares authorized and issued

	Six months ended September 30
Number of shares authorized and issued	2023				2022
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1	201,226,883	17,684,377	21,176,470	240,087,730	192,534,962	17,788,512	—	210,323,474
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Dividend)	—	—	847,059	847,059	—	—	—	—
Issuance of share capital Global Blue Group Holding A.G.	—	—	—	—	8,587,786	—	21,176,470	29,764,256
Issuance of treasury shares by Global Blue Group Holding A.G.	—	—	—	—	104,135	—	—	104,135
Closing balance as of September 30	201,226,883	17,684,377	22,023,529	240,934,789	201,226,883	17,788,512	21,176,470	240,191,865

	Three months ended September 30
Number of shares authorized and issued	2023				2022
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of July 1	201,226,883	17,684,377	21,176,470	240,087,730	201,226,883	17,788,512	21,176,470	240,191,865
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Dividend)	—	—	847,059	847,059	—	—	—	—
Closing balance as of September 30	201,226,883	17,684,377	22,023,529	240,934,789	201,226,883	17,788,512	21,176,470	240,191,865
During the three and six months ended September 30, 2023 847,059 series B preference shares, convertible into common shares, were issued in the Company and transferred to CK Opportunities Wolverine Sarl, in relation to the dividend in kind approved by the Company’s shareholders meeting on September 14, 2023.
During the six months ended September 30, 2022, 8,587,786 ordinary shares and 21,176,470 series B preference shares, convertible into common shares, were issued in the Company based on the investment agreement with Certares. Certares subscribed for and purchased the aforementioned shares for the amount of EUR215.2 million (USD225.0 million). The transaction costs and stamp duties amounting to EUR4.7 million were deducted from other reserves in equity.
During the six months ended September 30, 2022, 104,135 ordinary shares were issued in the Company and held in the custody of Global Blue Group II GmbH.
There were no changes in the number of the shares authorized and issued during three months ended September 30, 2022.
Treasury shares

Six months ended September 30, 2023
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2023	11,371,136	236	11,371,372	(115)	(2)	(117)
Vested RSA shares	(628,045)	—	(628,045)	6	—	6
Closing balance as of September 30, 2023	10,743,091	236	10,743,327	(109)	(2)	(111)

Three months ended September 30, 2023
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of July 1, 2023	11,371,136	236	11,371,372	(115)	(2)	(117)
Vested RSA shares	(628,045)	—	(628,045)	6	—	6
Closing balance as of September 30, 2023	10,743,091	236	10,743,327	(109)	(2)	(111)
During the three and six months ended September 30, 2023, within the framework of the Company’s Management Incentive Plan, and more specifically under the Restricted Share Award program, 628,045 ordinary shares vested and transferred to the corresponding employees (413,806 during the three and six months ended September 30, 2022) out of the treasury shares held in the custody of Global Blue Group II GmbH.

Six months ended September 30, 2022
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2022	12,995,018	104,371	13,099,389	(9,297)	(882)	(10,179)
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	104,135	(1)	—	(1)
Vested RSA shares	(413,806)	—	(413,806)	4	—	4
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(1,189,977)	—	(1,189,977)	9,178	—	9,178
Closing balance as of September 30, 2022	11,495,370	104,371	11,599,741	(116)	(882)	(998)

Three months ended September 30, 2022
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of July 1, 2022	13,099,153	104,371	13,203,524	(9,298)	(882)	(10,180)
Vested RSA shares	(413,806)	—	(413,806)	4	—	4
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(1,189,977)	—	(1,189,977)	9,178	—	9,178
Closing balance as of September 30, 2022	11,495,370	104,371	11,599,741	(116)	(882)	(998)
During the six months ended September 30, 2022, 104,135 ordinary shares were issued in the Company and held in the custody of Global Blue Group II GmbH.
During the three and six months ended September 30, 2022 1,189,977 ordinary shares were allocated by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) to employees, ex-employees and members of management. During the same periods, within the framework of the Company’s Management Incentive Plan, and more specifically under the Restricted Share Award program, 413,806 ordinary shares vested and transferred to the corresponding employees out of the treasury shares held in the custody of Global Blue Group II GmbH.
Shareholders of Global Blue Group Holding AG

	Shareholders of Global Blue Group Holding AG
	as of September 30, 2023
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants

Silver Lake and Affiliate~~s~~ (1)	97,258,598	11,970,487	109,229,085	47.5%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	19.6%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	22,023,529	31,310,498	13.6%	—
Ant Group	12,500,000	—	12,500,000	5.4%	—
GB Directors, Executive Management & Other Employees	9,365,228	774,517	10,139,745	4.4%	516,317
Other Shareholders	21,943,169	—	21,943,169	9.5%	20,969,283
Total excl. instruments held by the Group	190,483,792	39,707,670	230,191,462	100.0%	30,735,950
Treasury shares	10,743,091	236	10,743,327		—
Total incl. instruments held by the Group	201,226,883	39,707,906	240,934,789		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2023
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants

Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	47.8%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	19.7%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	21,176,470	30,463,439	13.3%	—
Ant Group	12,500,000	—	12,500,000	5.5%	—
GB Directors, Executive Management & Other Employees	8,883,950	774,517	9,658,467	4.2%	516,317
Other Shareholders	21,796,402	—	21,796,402	9.5%	20,969,283
Total excl. instruments held by the Group	189,855,747	38,860,611	228,716,358	100.0%	30,735,950
Treasury shares	11,371,136	236	11,371,372		—
Total incl. instruments held by the Group	201,226,883	38,860,847	240,087,730		30,735,950

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes treasury shares
During the six months ended September 30, 2023, there were no changes in the number or the conditions of the ordinary shares, treasury shares, preference shares, and warrants.